CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
CONSOLIDATED STATEMENTS OF INCOME
Net sales	$ 6,035.6	$ 6,026.3	$ 5,782.0
Cost of products sold	4,458.5	4,504.9	4,268.2
Gross profit	1,577.1	1,521.4	1,513.8
Marketing, general and administrative expense	1,179.4	1,170.9	1,178.9
Interest expense	72.8	71.0	76.3
Other expense, net	69.4	46.6	19.6
Income from continuing operations before taxes	255.5	232.9	239.0
Provision for (benefit from) income taxes	86.4	78.5	(2.8)
Income from continuing operations	169.1	154.4	241.8
Income from discontinued operations, net of tax	46.3	35.7	75.1
Net income	$ 215.4	$ 190.1	$ 316.9
Net income per common share:
Continuing operations (in dollars per share)	$ 1.65	$ 1.46	$ 2.29
Discontinued operations (in dollars per share)	$ 0.45	$ 0.34	$ 0.71
Net income per common share (in dollars per share)	$ 2.10	$ 1.80	$ 3.00
Net income per common share, assuming dilution:
Continuing operations (in dollars per share)	$ 1.63	$ 1.45	$ 2.27
Discontinued operations (in dollars per share)	$ 0.45	$ 0.33	$ 0.70
Net income per common share, assuming dilution (in dollars per share)	$ 2.08	$ 1.78	$ 2.97
Dividends per common share (in dollars per share)	$ 1.08	$ 1.00	$ 0.80
Average shares outstanding:
Common shares (in shares)	102.6	105.8	105.8
Common shares, assuming dilution (in shares)	103.5	106.8	106.8